Borrowings - Summary of borrowings (Detail)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings		$ 4,187,839	¥ 30,000,000	¥ 10,000,000
Long-Term Debt			¥ 2,200,000	2,200,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage July One Twenty Twenty Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[1]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Jul. 01, 2024
Short-term borrowings				4,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage June Twelve Twenty Twenty Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[1]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Jun. 12, 2025
Short-term borrowings				3,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage August Twenty Nine Twenty Twenty Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[2]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Aug. 29, 2024
Short-term borrowings				3,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage June Eleven Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[1]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Jun. 11, 2026
Short-term borrowings			¥ 7,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage August Twenty One Twenty Twenty Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[2]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Aug. 21, 2025
Short-term borrowings			¥ 3,000,000
Hangzhou United Rural Commercial Bank Three Point SIx Five Percentage August Twenty One Twenty Twenty Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[3]	Hangzhou United Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		3.65%	3.65%
Debt instrument, maturity date		Aug. 21, 2025
Short-term borrowings			¥ 3,000,000
Hangzhou United Rural Commercial Bank Three Point Four Zero Percentage September Four Twenty Twenty Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[4]	Hangzhou United Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		3.40%	3.40%
Debt instrument, maturity date		Sep. 04, 2025
Short-term borrowings			¥ 7,000,000
Hangzhou United Rural Commercial Bank Three Point Four Zero Percentage September Five Twenty Twenty Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[5]	Hangzhou United Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		3.40%	3.40%
Debt instrument, maturity date		Sep. 05, 2025
Short-term borrowings			¥ 10,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage August Thirteen Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[6]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Aug. 13, 2026
Long-Term Debt			¥ 1,000,000	1,000,000
Zhejiang Hangzhou Rural Commercial Bank Four Point Three Five Percentage August Thirty One Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuer	[6]	Zhejiang Hangzhou Rural Commercial Bank
Debt Instrument, Interest Rate, Stated Percentage		4.35%	4.35%
Debt instrument, maturity date		Aug. 31, 2026
Long-Term Debt			¥ 1,200,000	¥ 1,200,000

[1]	On June 24, 2022, Youba Tech mortgaged a building of RMB34,791,400 to obtain a line of credit (“Credit Line I”) from Zhejiang Hangzhou Rural Commercial Bank in the amount of RMB7,000,000, with a five-year term from June 24, 2022 to June 23, 2027. On July 31, 2023, Youba Tech withdrew RMB4,000,000 from Credit Line I, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on July 1, 2024. On June 17, 2024, Youba Tech withdrew another RMB3,000,000 from Credit Line I, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on June 12, 2025. On July 1, 2024, Youba Tech withdrew another RMB4,000,000 from the same line of credit, which was fully repaid on June 12, 2025. On June 13, 2025, Youba Tech withdrew another RMB7,000,000 from the same line of credit, with an effective annual interest rate of 4.35% and a term of 12 months.
[2]	On September 8, 2022, with the same building of RMB34,791,400 for security pledge, Youba Tech obtained another line of credit (“Credit Line II”) from Zhejiang Zhangzhou Rural Commercial Bank in the amount of RMB5,200,000, with a five-year term from September 8, 2022 to September 7, 2027. On September 5, 2023, Youba Tech withdrew RMB3,000,000 from Credit Line II, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on August 29, 2024. On August 29, 2024, Youba Tech withdrew another RMB3,000,000 from Credit Line II with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on August 21, 2025.
[3]	On September 6, 2024, Youba Tech obtained a line of credit (“Credit Line III”) of RMB20,000,000 from Hangzhou United Bank, secured by Mr. Zhang Jiahua, the Chairman of the Board of Directors, Yang Ying, the Spouse of Zheng Jiahua, and Mr. Zheng Nan, the Chief Executive Officer of the Group, with a two-year term from September 6, 2024 to September 5, 2026. On February 11, 2025, Youba Tech withdrew RMB3,000,000 from Credit Line III, with an effective annual interest rate of 3.65% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on August 21, 2025.
[4]	On September 6, 2024, Youba Tech withdrew RMB7,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on September 4, 2025.
[5]	On September 9, 2024, Youba Tech withdrew RMB10,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. The loan was fully repaid on September 5, 2025.
[6]	On August 14, 2023, Youba Tech withdrew RMB1,000,000 from Credit Line II with Zhejiang Zhangzhou Rural Commercial Bank, with an effective annual interest rate of 4.35% and a term of 3 years. On September 1, 2023, Youba Tech withdrew RMB1,200,000 from the same line of credit of five-year term, with an effective annual interest rate of 4.35% and a term of 3 years.